28. Operating costs and expenses (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
OperatingCostsAndExpensesLineItems [Line Items]
Cost of services provided and goods sold	R$ (7,740,150)	R$ (7,693,406)	R$ (8,306,857)
Selling expenses	(4,575,177)	(4,719,029)	(4,822,974)
General and administrative expenses	(1,424,643)	(1,258,722)	(1,195,277)
Total	(13,739,970)	(13,671,157)	(14,325,108)
Personnel operating expense [Member]
OperatingCostsAndExpensesLineItems [Line Items]
Cost of services provided and goods sold	(48,802)	(59,026)	(91,026)
Selling expenses	(602,578)	(673,571)	(687,629)
General and administrative expenses	(305,036)	(272,699)	(265,198)
Total	(956,416)	(1,005,296)	(1,043,853)
Third party services operating expense [Member]
OperatingCostsAndExpensesLineItems [Line Items]
Cost of services provided and goods sold	(544,036)	(506,356)	(490,872)
Selling expenses	(2,049,994)	(1,965,329)	(2,187,616)
General and administrative expenses	(429,597)	(433,396)	(483,624)
Total	(3,023,627)	(2,905,081)	(3,162,112)
Interconnection and means of connection operating expense [Member]
OperatingCostsAndExpensesLineItems [Line Items]
Cost of services provided and goods sold	(2,632,593)	(2,676,813)	(2,805,364)
Selling expenses	0	0	0
General and administrative expenses	0	0	0
Total	(2,632,593)	(2,676,813)	(2,805,364)
Depreciation and amortization operating expense [Member]
OperatingCostsAndExpensesLineItems [Line Items]
Cost of services provided and goods sold	(3,018,597)	(2,884,639)	(2,535,683)
Selling expenses	(162,020)	(181,916)	(162,267)
General and administrative expenses	(571,126)	(445,536)	(319,106)
Total	(3,751,743)	(3,512,091)	(3,017,056)
Taxes, fees and contributions operating expense [Member]
OperatingCostsAndExpensesLineItems [Line Items]
Cost of services provided and goods sold	(36,625)	(33,627)	(26,331)
Selling expenses	(919,018)	(1,047,416)	(874,619)
General and administrative expenses	(11,963)	(13,474)	(13,756)
Total	(967,606)	(1,094,517)	(914,706)
Rent and insurance operating expense [Member]
OperatingCostsAndExpensesLineItems [Line Items]
Cost of services provided and goods sold	(609,595)	(551,020)	(495,550)
Selling expenses	(92,363)	(101,731)	(93,265)
General and administrative expenses	(62,954)	(72,276)	(67,465)
Total	(764,912)	(725,027)	(656,280)
Cost of goods sold operating expense [Member]
OperatingCostsAndExpensesLineItems [Line Items]
Cost of services provided and goods sold	(846,839)	(975,959)	(1,856,668)
Selling expenses	0	0	0
General and administrative expenses	0	0	0
Total	(846,839)	(975,959)	(1,856,668)
Publicity and advertising operating expense [Member]
OperatingCostsAndExpensesLineItems [Line Items]
Cost of services provided and goods sold	0	0	0
Selling expenses	(410,982)	(438,837)	(560,558)
General and administrative expenses	0	0	0
Total	(410,982)	(438,837)	(560,558)
Losses on doubtful accounts operating expense [Member]
OperatingCostsAndExpensesLineItems [Line Items]
Cost of services provided and goods sold	0	0	0
Selling expenses	(316,387)	(266,442)	(230,357)
General and administrative expenses	0	0	0
Total	(316,387)	(266,442)	(230,357)
Others operating expense [Member]
OperatingCostsAndExpensesLineItems [Line Items]
Cost of services provided and goods sold	(3,063)	(5,966)	(5,363)
Selling expenses	(21,835)	(43,787)	(26,663)
General and administrative expenses	(43,967)	(21,341)	(46,128)
Total	R$ (68,865)	R$ (71,094)	R$ (78,154)